Shareholder Report, Holdings (Details) - C000267347 [Member]	May 31, 2026
Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Domestic ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%